15935 La Cantera Parkway • San Antonio, TX 78256 • 877-660-4400 • vcm.com

July 3, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Reference:    Victory Portfolios III

1933 Act File No. 033-65572
1940 Act File No. 811-7852

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 202 to the registrant’s Registration Statement filed on June 26, 2025, and the text of the Post-Effective Amendment No. 202 to the registrant’s Registration Statement has been filed electronically.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (216) 898-2437.

Sincerely,

/s/ Thomas Dusenberry

Thomas Dusenberry

President

Victory Portfolios III